Segmental reporting - Narrative (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£) segment
Disclosure of operating segments [line items]
Number of operating segments | segment	5
Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Corporate client turnover threshold | £	£ 6.5